ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 19.7%

Debt Fund – 19.7%
AdvisorShares North Square McKee Core Reserves ETF†
(Cost $19,886,000)	200,000	$19,546,000

MONEY MARKET FUNDS – 154.7%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.23%(a)(b)	122,124,534	122,124,534
Fidelity Institutional Money Market Government Portfolio - Class III, 0.01%(a)	31,479,273	31,479,273

Total Money Market Funds
(Cost $153,603,806)		153,603,807

Total Investments Before Securities Sold, Not Yet Purchased
(Cost $173,489,806)		173,149,807

Securities Sold, Not Yet Purchased – (98.5)%(c)

EXCHANGE TRADED FUND – (6.2)%

Equity Fund – (6.2)%
iShares Russell 2000 ETF
(Cost $(6,332,506))	(30,000)	(6,158,100)

COMMON STOCKS – (92.3)%

Apparel – (2.0)%
Hanesbrands, Inc.	(53,000)	(789,170)
PVH Corp.	(15,000)	(1,149,150)
Total Apparel		(1,938,320)

Auto Manufacturers – (1.5)%
Rivian Automotive, Inc., Class A*	(30,000)	(1,507,200)

Auto Parts & Equipment – (0.8)%
BorgWarner, Inc.	(19,538)	(760,028)

Banks – (3.7)%
Citigroup, Inc.	(40,000)	(2,136,000)
Credit Suisse Group AG (Switzerland)(d)	(200,000)	(1,570,000)
Total Banks		(3,706,000)

Beverages – (1.8)%
National Beverage Corp.	(40,000)	(1,740,000)

Building Materials – (1.6)%
MDU Resources Group, Inc.	(60,000)	(1,599,000)

Commercial Services – (5.4)%
Cimpress PLC (Ireland)*	(20,000)	(1,271,800)
MarketAxess Holdings, Inc.	(12,000)	(4,082,400)
Total Commercial Services		(5,354,200)

Computers – (4.8)%
Corsair Gaming, Inc.*	(40,000)	(846,400)
Thoughtworks Holding, Inc.*	(80,000)	(1,664,800)
Western Digital Corp.*	(45,000)	(2,234,250)
Total Computers		(4,745,450)

Cosmetics / Personal Care – (0.9)%
Beauty Health Co. (The)*	(50,000)	(844,000)

Diversified Financial Services – (8.5)%
Bread Financial Holdings, Inc.	(20,000)	(1,123,000)
Coinbase Global, Inc., Class A*	(8,000)	(1,518,880)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(30,000)	(1,422,900)
LendingTree, Inc.*	(15,000)	(1,795,050)
OneMain Holdings, Inc.	(55,000)	(2,607,550)
Total Diversified Financial Services		(8,467,380)

Engineering & Construction – (2.8)%
Exponent, Inc.	(10,000)	(1,080,500)
MasTec, Inc.*	(20,000)	(1,742,000)
Total Engineering & Construction		(2,822,500)

Entertainment – (0.9)%
Caesars Entertainment, Inc.*	(12,000)	(928,320)

Food – (4.0)%
Lancaster Colony Corp.	(17,000)	(2,535,550)
United Natural Foods, Inc.*	(35,000)	(1,447,250)
Total Food		(3,982,800)

Food Service – (1.1)%
Healthcare Services Group, Inc.	(60,000)	(1,114,200)

Hand/Machine Tools – (4.1)%
Snap-on, Inc.	(19,700)	(4,047,956)

Home Furnishings – (4.0)%
Sonos, Inc.*	(50,000)	(1,411,000)
Whirlpool Corp.	(15,000)	(2,591,700)
Total Home Furnishings		(4,002,700)

Internet – (2.4)%
F5, Inc.*	(5,000)	(1,044,750)
Sprinklr, Inc., Class A*	(115,000)	(1,368,500)
Total Internet		(2,413,250)

Leisure Time – (1.2)%
Malibu Boats, Inc., Class A*	(20,000)	(1,160,200)

Lodging – (2.3)%
Las Vegas Sands Corp.*	(25,000)	(971,750)
Wynn Resorts Ltd.*	(17,000)	(1,355,580)
Total Lodging		(2,327,330)

Media – (2.8)%
iHeartMedia, Inc., Class A*	(87,434)	(1,655,126)
Sinclair Broadcast Group, Inc., Class A	(40,000)	(1,120,800)
Total Media		(2,775,926)

Packaging & Containers – (2.3)%
AptarGroup, Inc.	(14,000)	(1,645,000)
Greif, Inc., Class A	(10,000)	(650,600)
Total Packaging & Containers		(2,295,600)

REITS – (2.3)%
Americold Realty Trust	(40,805)	(1,137,643)
Service Properties Trust	(130,000)	(1,147,900)
Total REITS		(2,285,543)

Retail – (9.8)%
Carvana Co.*	(20,000)	(2,385,800)
FirstCash Holdings, Inc.	(25,000)	(1,758,500)
Freshpet, Inc.*	(15,000)	(1,539,600)
Jack in the Box, Inc.	(12,500)	(1,167,625)
Ollie’s Bargain Outlet Holdings, Inc.*	(26,000)	(1,116,960)

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Retail (continued)
Restaurant Brands International, Inc. (Canada)	(30,000)	$(1,751,700)
Total Retail		(9,720,185)

Semiconductors – (1.1)%
IPG Photonics Corp.*	(10,000)	(1,097,600)

Software – (16.0)%
ACV Auctions, Inc., Class A*	(60,000)	(888,600)
AppFolio, Inc., Class A*	(10,000)	(1,132,100)
Braze, Inc., Class A*	(33,000)	(1,368,510)
CS Disco, Inc.*	(41,738)	(1,417,840)
Intapp, Inc.*	(40,000)	(960,400)
LivePerson, Inc.*	(40,000)	(976,800)
MeridianLink, Inc.*	(30,000)	(543,000)
Pegasystems, Inc.	(22,500)	(1,814,625)
PTC, Inc.*	(25,000)	(2,693,000)
Qualtrics International, Inc., Class A*	(50,000)	(1,427,500)
Rackspace Technology, Inc.*	(100,000)	(1,116,000)
Zuora, Inc., Class A*	(100,000)	(1,498,000)
Total Software		(15,836,375)

Telecommunications – (4.2)%
Lumen Technologies, Inc.	(143,383)	(1,615,927)
NETGEAR, Inc.*	(50,000)	(1,234,000)
Telephone and Data Systems, Inc.	(70,000)	(1,321,600)
Total Telecommunications		(4,171,527)

Total Common Stocks
(Cost $(92,344,532))		(91,643,590)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(98,677,038)]		(97,801,690)

Total Investments – 75.9%
(Cost $74,812,768)		75,348,117
Other Assets in Excess of Liabilities – 24.1%		23,934,888
Net Assets – 100.0%		$99,283,005

ETF - Exchange Traded Fund

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of March 31, 2022.
(b)	All or a portion of this security has been pledged as collateral for securities sold, not yet purchased. The aggregate market value of the collateral was $122,124,534 as of March 31, 2022.
(c)	As of March 31, 2022 cash in the amount of $7,129,992 has been segregated as collateral from the broker for securities sold short.
(d)	American Depositary Receipt.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$19,546,000	$–	$–	$19,546,000
Money Market Funds	153,603,807	–	–	153,603,807
Total	$173,149,807	$–	$–	$173,149,807

Liabilities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$(6,158,100)	$–	$–	$(6,158,100)
Common Stocks	(91,643,590)	–	–	(91,643,590)
Total	$(97,801,690)	$–	$–	$(97,801,690)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Apparel	(2.0)%
Auto Manufacturers	(1.5)
Auto Parts & Equipment	(0.8)
Banks	(3.7)
Beverages	(1.8)
Building Materials	(1.6)
Commercial Services	(5.4)
Computers	(4.8)
Cosmetics / Personal Care	(0.9)
Debt Fund	19.7
Diversified Financial Services	(8.5)
Engineering & Construction	(2.8)
Entertainment	(0.9)
Equity Fund	(6.2)
Food	(4.0)
Food Service	(1.1)
Hand/Machine Tools	(4.1)
Home Furnishings	(4.0)
Internet	(2.4)
Leisure Time	(1.2)
Lodging	(2.3)
Media	(2.8)
Packaging & Containers	(2.3)
REITS	(2.3)
Retail	(9.8)
Semiconductors	(1.1)
Software	(16.0)
Telecommunications	(4.2)
Money Market Funds	154.7
Total Investments	75.9
Other Assets in Excess of Liabilities	24.1
Net Assets	100.0%

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2022 were as follows:

Affiliated Holding Name	Value at 6/30/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2022	Value at 3/31/2022	Dividend Income
AdvisorShares North Square McKee Core Reserves ETF	$19,736,000	$–	$–	$–	$(190,000)	200,000	$19,546,000	$67,518